Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Allowance for Doubtful Accounts
Balance at the beginning of the year		¥ 24,136	¥ 14,185	¥ 11,162
Charged to (write-back against) cost and expenses	$ 9,349	60,826	9,952	4,041
Write-off of receivable balances and corresponding provisions		(53)	(1)	(1,018)
Balance at the end of the year		¥ 84,909	¥ 24,136	¥ 14,185